Revenues (Tables)	12 Months Ended
Mar. 31, 2024
Revenues [Abstract]
Schedule of Company’s Revenues	The following table presents the Company’s revenues disaggregated by service lines for the years ended March 31, 2023 and 2024:
	For the years ended March 31
	2023	2024	2024	Change	Change
Revenues	HKD	HKD	US$	HKD	%
General corporate consultancy services	$9,300,000	$9,300,000	$1,188,362	$-	-%
Internal control advisory services	486,400	520,080	66,456	33,680	6.9%
Subtotal accounting and corporate consultancy services	9,786,400	9,820,080	1,254,818	33,680	0.3%
Taxation services	1,240,000	950,000	121,392	(290,000)	(23.4)%
Company secretarial services	1,506,131	1,210,355	154,660	(295,776)	(19.6)%
Total revenues	$12,532,531	$11,980,435	$1,530,870	$(552,096)	(4.4)%

Schedule of Company’s Revenues Recognition	The following table presents the Company’s revenues disaggregated by the timing of revenue recognition for the years ended March 31, 2023 and 2024:
	For the years ended March 31
	2023	2024	2024	Change	Change
	HKD	HKD	US$	HKD	%
Services and deliverables transferred at a point in time	$2,397,398	$2,030,365	$259,442	$(367,033)	(15.3)%
Services and deliverables transferred over time	10,135,133	9,950,070	1,271,428	(185,063)	(1.8)%
Total revenues	$12,532,531	$11,980,435	$1,530,870	$(552,096)	(4.4)%